INCOME TAXES - Losses expire (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Deferred tax assets		$ 145
Noncapital Losses In Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 29,730	2,843
Noncapital Losses In Mexico [Member]
Income Taxes [Line Items]
Deferred tax assets	24,870	21,560
Noncapital Losses In Brazil [Member]
Income Taxes [Line Items]
Deferred tax assets	79,382	102,357
Noncapital Losses In Peru [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 73,491	74,965
Capital losses in Canada [Member]
Income Taxes [Line Items]
Deferred tax assets		$ 1,171